Note 10 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - $ / shares	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Non-vested, beginning balance (in shares)	28,072	37,255	35,117
Non-vested, weighted average grant date fair value, beginning balance (in dollars per share)	$ 8.30	$ 8.81	$ 9.61
Granted (in shares)	25,090	44,900	24,710
Granted, weighted average grant date fair value (in dollars per share)	$ 10.14	$ 4.30	$ 8.13
Vested (in shares)	(18,045)	(24,096)	(22,572)
Vested, weighted average grant date fair value (in dollars per share)	$ 8.30	$ 9.11	$ 9.62
Forfeited (in shares)		(1,314)
Forfeited, weighted average grant date fair value (in dollars per share)		$ 9.36
Non-vested, ending balance (in shares)	35,117	56,745	37,255
Non-vested, weighted average grant date fair value, ending balance (in dollars per share)	$ 9.61	$ 5.10	$ 8.81